Subsequent Events - Additional Information (Details) - Subsequent Events	Mar. 19, 2024 $ / shares
Subsequent Event [Line Items]
Dividends payable, amount per share	$ 0.033
Dividends payable, approved and declared date	Mar. 19, 2024
Dividends payable, record date	Apr. 18, 2024
Dividends payable, date to be paid	May 24, 2024
ADS
Subsequent Event [Line Items]
Dividends payable, amount per share	$ 0.066